Other non-current liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Other non-current liabilities
Schedule of other non current liabilities

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Deposits received from franchisees	129,101	168,326
Asset retirement obligations	3,773	3,912
Others	8,889	8,649
Total	141,763	180,887